Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 18, 2015
Supplement [Text Block]	ssgaf_SupplementTextBlock

SSGA Funds

SUPPLEMENT DATED OCTOBER 31, 2016

TO

SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED DECEMBER 18, 2015

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2015,

EACH AS SUPPLEMENTED

SSGA HIGH YIELD BOND FUND

Class A (SSHGX)

Class I (SSHJX)

Class K (SSHKX)

Class N (SSHYX)

(the “Fund”)

Effective immediately, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) are supplemented as follows:

Bloomberg L.P. has acquired certain businesses from Barclays PLC and Barclays U.S. Corporate High-Yield Bond Index has been renamed Bloomberg Barclays U.S. Corporate High-Yield Bond Index. As a result, all references to “Barclays U.S. Corporate High-Yield Bond Index” are replaced with “Bloomberg Barclays U.S. Corporate High-Yield Bond Index” and all references to “Barclays U.S. High-Yield 2% Issuer Capped Index” are replaced with “Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index.”

SSGA High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssgaf_SupplementTextBlock

SSGA Funds

SUPPLEMENT DATED OCTOBER 31, 2016

TO

SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED DECEMBER 18, 2015

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2015,

EACH AS SUPPLEMENTED

SSGA HIGH YIELD BOND FUND

Class A (SSHGX)

Class I (SSHJX)

Class K (SSHKX)

Class N (SSHYX)

(the “Fund”)

Effective immediately, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) are supplemented as follows:

Bloomberg L.P. has acquired certain businesses from Barclays PLC and Barclays U.S. Corporate High-Yield Bond Index has been renamed Bloomberg Barclays U.S. Corporate High-Yield Bond Index. As a result, all references to “Barclays U.S. Corporate High-Yield Bond Index” are replaced with “Bloomberg Barclays U.S. Corporate High-Yield Bond Index” and all references to “Barclays U.S. High-Yield 2% Issuer Capped Index” are replaced with “Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index.”